Long-Term Debt - Additional Information - NOK Bonds (Detail) - Nibor Loan [Member] NOK in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($)	May. 31, 2015 NOK	Dec. 31, 2014 NOK
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Between October Two Thousand Fifteen And January Two Thousand Nineteen [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK			NOK 5,200
Debt instrument, carrying amount	$ 662.2
Debt instrument transfer of principal amount	$ 894.6
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Between October Two Thousand Fifteen And January Two Thousand Nineteen [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.00%
Fixed interest rates based on cross currency swaps	4.94%
Teekay Offshore, Teekay LNG and Teekay [Member] | Norwegian Kroner Denominated Bonds Due Between October Two Thousand Fifteen And January Two Thousand Nineteen [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	5.75%
Fixed interest rates based on cross currency swaps	7.49%
Teekay LNG [Member] | Norwegian Kroner Bond Due In May Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 1,000
Debt instrument, carrying amount	$ 127.3
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%
Debt instrument transfer of principal amount	$ 134.0